Liquidity Risk (Details) - Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities - USD ($)	Jun. 30, 2024	Dec. 31, 2023	Dec. 31, 2022	Mar. 31, 2015
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Accounts payable	$ 1,242,237	$ 1,394,117	$ 2,845,381
Promissory note	1,211,463	1,211,463	1,211,463	$ 1,400,000
Related Party [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Promissory note	1,211,463	1,211,463	1,211,463
Total	2,453,700	2,605,580	4,056,844
≤1 Year [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Accounts payable	1,242,237	1,394,117	2,845,381
≤1 Year [Member] | Related Party [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Promissory note	1,211,463	1,211,463	1,211,463
Total	2,453,700	2,605,580	4,056,844
>1 Year [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Accounts payable
>1 Year [Member] | Related Party [Member]
Schedule of Contractual Undiscounted Cash Flow Requirements for Financial Liabilities [Line Items]
Promissory note	911,463
Total	$ 911,463